PREMISES AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PREMISES AND EQUIPMENT, NET
PREMISES AND EQUIPMENT, NET

NOTE 10. PREMISES AND EQUIPMENT, NET

As of December 31, 2023 and 2022, the premises and equipment, net consisted of the following:

As of December 31, 2023

Premises and equipment for own use

		Roll - forward
	Balance at					Effect of	Balance at
Premises and equipment for own use	January 1,		Expenses		Assets	changes in	December 31,
	2023	Additions	depreciation and	Disposals	classified as held	foreign	2023
			impairment(1)		for sale and	exchange
					other assets	rate
In millions of COP
Land
Cost	605,713	3,750	-	(3,738)	(39,665)	(48,655)	517,405
Construction in progress
Cost	51,839	46,846	-	-	-	(15,052)	83,633
Buildings
Cost	1,878,689	25,644	-	(30,968)	18,311	(151,671)	1,740,005
Accumulated depreciation	(535,550)	-	(38,565)	10,828	(11,916)	82,007	(493,196)
Accumulated impairment	-	-	(153)	153	-	-	-
Furniture and fixtures
Cost	709,894	57,565	-	(29,474)	(6,522)	(53,325)	678,138
Accumulated depreciation	(432,992)	-	(44,238)	25,956	-	35,757	(415,517)
Accumulated impairment	-	-	(797)	797	-	-	-
Computer equipment
Cost	1,007,230	129,012	-	(91,096)	2,416	(73,129)	974,433
Accumulated depreciation	(595,991)	-	(114,887)	73,226	(4,100)	49,316	(592,436)
Accumulated impairment	-	-	(1,507)	1,507	-		-
Vehicles
Cost	31,713	9,967	-	(6,709)	2,489	(3,480)	33,980
Accumulated depreciation	(19,506)	-	(5,331)	5,650	(14)	1,895	(17,306)
Leasehold improvements
Cost	9,661	26,950	-	-	(19,436)	(538)	16,637
Accumulated depreciation	(627)	-	(25)	-	-	130	(522)
Total premises and equipment for own use - cost	4,294,739	299,734	-	(161,985)	(42,407)	(345,850)	4,044,231
Total premises and equipment - accumulated depreciation	(1,584,666)	-	(203,046)	115,660	(16,030)	169,105	(1,518,977)
Total premises and equipment - accumulated impairment	-	-	(2,457)	2,457	-	-	-
Total premises and equipment for own use, net	2,710,073	299,734	(205,503)	(43,868)	(58,437)	(176,745)	2,525,254

(1) See Note 26.3. Impairment, depreciation and amortization.

Premises and equipment in operating leases

		Roll - forward
	Balance at					Effect of	Balance at
Premises and equipment in operating leases	January 1,		Expenses		Assets	changes in	December 31,
	2023	Additions	depreciation and	Disposals	classified as held	foreign	2023
			impairment(1)		for sale and	exchange
					other assets	rate
In millions of COP
Furniture and fixtures
Cost	2,091	-	-	-	-	-	2,091
Accumulated depreciation	(360)	-	(254)	-	-	-	(614)
Computer equipment
Cost	150,969	66,833	-	(4,463)	14,822	-	228,161
Accumulated depreciation	(66,577)	-	(49,364)	3,855	16,448	-	(95,638)
Vehicles
Cost	4,718,405	1,156,419	-	(79,280)	(1,007,899)	-	4,787,645
Accumulated depreciation	(787,535)	-	(383,712)	18,181	228,701	-	(924,365)
Accumulated impairment	-	-	(2,023)	2,023	-	-	-
Total premises and equipment in operating leases - cost	4,871,465	1,223,252	-	(83,743)	(993,077)	-	5,017,897
Total premises and equipment - accumulated depreciation	(854,472)	-	(433,330)	22,036	245,149	-	(1,020,617)
Total premises and equipment - accumulated impairment	-	-	(2,023)	2,023	-	-	-
Total premises and equipment in operating leases, net	4,016,993	1,223,252	(435,353)	(59,684)	(747,928)	-	3,997,280

(1) See Note 26.3. Impairment, depreciation and amortization.

Premises and equipment total

		Roll - forward
	Balance at					Effect of	Balance at
Premises and equipment total	January 1,		Expenses		Assets	changes in	December 31,
	2023	Additions	depreciation and	Disposals	classified as held	foreign	2023
			impairment(1)		for sale and	exchange
					other assets	rate
In millions of COP
Total premises and equipment - cost	9,166,204	1,522,986	-	(245,728)	(1,035,484)	(345,850)	9,062,128
Total premises and equipment - accumulated depreciation	(2,439,138)	-	(636,376)	137,696	229,119	169,105	(2,539,594)
Total premises and equipment - accumulated impairment	-	-	(4,480)	4,480	-	-	-
Total premises and equipment, net	6,727,066	1,522,986	(640,856)	(103,552)	(806,365)	(176,745)	6,522,534

(1) See Note 26.3. Impairment, depreciation and amortization.

As of December 31, 2022

Premises and equipment for own use

		Roll - forward
	Balance at					Effect of	Balance at
Premises and equipment for own use	January 1,		Expenses		Assets	changes in	December 31,
	2022	Additions	depreciation and	Disposals	classified as held	foreign	2022
			impairment(1)		for sale and	exchange
					other assets	rate
In millions of COP
Land
Cost	551,484	34,151	-	(3,773)	(17,068)	40,919	605,713
Construction in progress
Cost	37,040	24,643	-	(17,714)	-	7,870	51,839
Accumulated impairment	-	-	(3,536)	3,536	-	-	-
Buildings
Cost	1,795,240	20,789	-	(18,844)	(43,379)	124,883	1,878,689
Accumulated depreciation	(458,784)	-	(37,604)	14,939	13,878	(67,979)	(535,550)
Furniture and fixtures
Cost	662,385	46,390	-	(42,540)	-	43,659	709,894
Accumulated depreciation	(388,005)	-	(44,958)	29,759	-	(29,788)	(432,992)
Computer equipment
Cost	881,056	191,122	-	(125,436)	-	60,488	1,007,230
Accumulated depreciation	(545,954)	-	(114,099)	106,367	-	(42,305)	(595,991)
Vehicles
Cost	42,366	5,253	-	(18,361)	(163)	2,618	31,713
Accumulated depreciation	(18,233)	-	(4,484)	4,721	64	(1,574)	(19,506)
Leasehold improvements
Cost	5,307	32,144	-	(1,058)	(27,075)	343	9,661
Accumulated depreciation	(510)	-	(32)	16	-	(101)	(627)
Total premises and equipment for own use - cost	3,974,878	354,492	-	(227,726)	(87,685)	280,780	4,294,739
Total premises and equipment - accumulated depreciation	(1,411,486)	-	(201,177)	155,802	13,942	(141,747)	(1,584,666)
Total premises and equipment - accumulated impairment	-	-	(3,536)	3,536	-	-	-
Total premises and equipment for own use, net	2,563,392	354,492	(204,713)	(68,388)	(73,743)	139,033	2,710,073

(1) See Note 26.3. Impairment, depreciation and amortization.

Premises and equipment in operating leases

		Roll - forward
	Balance at					Effect of	Balance at
Premises and equipment in operating leases	January 1,		Expenses		Assets	changes in	December 31,
	2022	Additions	depreciation and	Disposals	classified as held	foreign	2022
			impairment(1)		for sale and	exchange
					other assets	rate
In millions of COP
Furniture and fixtures
Cost	2,091	-	-	-	-	-	2,091
Accumulated depreciation	(106)	-	(254)	-	-	-	(360)
Computer equipment
Cost	121,071	45,690	-	(6,001)	(9,791)	-	150,969
Accumulated depreciation	(46,884)	-	(32,482)	4,618	8,171	-	(66,577)
Vehicles
Cost	3,113,511	2,265,250	-	(36,539)	(623,817)	-	4,718,405
Accumulated depreciation	(652,423)	-	(326,683)	2,700	188,871	-	(787,535)
Total premises and equipment in operating leases - cost	3,236,673	2,310,940	-	(42,540)	(633,608)	-	4,871,465
Total premises and equipment - accumulated depreciation	(699,413)	-	(359,419)	7,318	197,042	-	(854,472)
Total premises and equipment in operating leases, net	2,537,260	2,310,940	(359,419)	(35,222)	(436,566)	-	4,016,993
(1)	See Note 26.3. Impairment, depreciation and amortization.

Premises and equipment total

		Roll - forward
	Balance at					Effect of	Balance at
Premises and equipment total	January 1,		Expenses		Assets	changes in	December 31,
	2022	Additions	depreciation and	Disposals	classified as held	foreign	2022
			impairment(1)		for sale and	exchange
					other assets	rate
In millions of COP
Total premises and equipment - cost	7,211,551	2,665,432	-	(270,266)	(721,293)	280,780	9,166,204
Total premises and equipment - accumulated depreciation	(2,110,899)	-	(560,596)	163,120	210,984	(141,747)	(2,439,138)
Total premises and equipment - accumulated impairment	-	-	(3,536)	3,536	-	-	-
Total premises and equipment, net	5,100,652	2,665,432	(564,132)	(103,610)	(510,309)	139,033	6,727,066
(1)	See Note 26.3. Impairment, depreciation and amortization.

As of December 31, 2023 and 2022, there were contractual commitments for the purchase of premises and equipment of COP 4,025 and COP 3,816, respectively. As of December 31, 2023 and 2022, there was no premises and equipment pledged as collateral, or with ownership restrictions. Additionally, the assessment made by the Bank indicates there is no evidence of impairment of its premises and equipment.

As of December 31, 2023 and 2022, the amount of fully depreciated premises and equipment that is still in use is COP 673,376 and COP 714,734, respectively, mainly comprised of computer equipment, furniture and fixtures and office equipment. The temporarily idle premises and equipment amounted to COP 79,644 in 2023 and COP 75,473 in 2022.